Right to Receive Cryptocurrencies, Net - Schedule of Movement of Right to Receive Cryptocurrencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Right to Receive Cryptocurrencies [Abstract]
Beginning balance
Addition	4,014
Ending balance	$ 4,014